UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2210 Brookfield Drive
Winston-Salem, NC  27106

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       February 6, 2012

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total:  $124538



List of Other Included Managers:

NONE






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5434    66487 SH       Sole                    66487
AT&T Inc.                      COM              00206R102      415    13735 SH       Sole                    13735
Automatic Data Processing      COM              053015103     5695   105445 SH       Sole                   105445
BYD Co Ltd ADR                 COM              05606L100      261    61710 SH       Sole                    61710
Berkshire Hathaway Inc Cl A    COM              084670108     3443       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     5111    66980 SH       Sole                    66980
Bridgehampton National Bank    COM              108035106     1237    62160 SH       Sole                    62160
Bristol Myers                  COM              110122108      310     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     3441    37980 SH       Sole                    37980
Chevron Corporation            COM              166764100     1161    10913 SH       Sole                    10913
Cisco Sys Inc                  COM              17275R102      181    10000 SH       Sole                    10000
Coca-Cola                      COM              191216100      862    12326 SH       Sole                    12326
Deere & Company                COM              244199105     1508    19500 SH       Sole                    19500
Devon Energy Corp New          COM              25179M103      403     6500 SH       Sole                     6500
Diageo Plc                     COM              25243Q205     4555    52108 SH       Sole                    52108
Disney Walt Co                 COM              254687106      525    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     3500   159100 SH       Sole                   159100
Ei Dupont De Nemours & Co      COM              263534109      578    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     5046   108310 SH       Sole                   108310
Exxon Mobil Corp               COM              30231G102     8220    96974 SH       Sole                    96974
Factset Research Sys           COM              303075105     3759    43070 SH       Sole                    43070
General Elec Co                COM              369604103     7780   434415 SH       Sole                   434415
Google Inc. Cl A               COM              38259P508     6487    10044 SH       Sole                    10044
Heineken Holding               COM              N39338194      414    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     3716    68760 SH       Sole                    68760
Hewlett Packard                COM              428236103      296    11500 SH       Sole                    11500
Honeywell International Inc    COM              438516106     3700    68070 SH       Sole                    68070
Intel Corp.                    COM              458140100     6095   251355 SH       Sole                   251355
International Business Machine COM              459200101     4509    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     4963    75675 SH       Sole                    75675
Kraft Foods Inc Class A        COM              50075N104     3645    97564 SH       Sole                    97564
Laboratory Amer Hldgs Com New  COM              50540R409     1131    13150 SH       Sole                    13150
Mcdonald's Corp                COM              580135101      242     2412 SH       Sole                     2412
Mela Sciences Inc Com          COM              55277R100       59    15900 SH       Sole                    15900
Nestle Sa                      COM              641069406     4974    86187 SH       Sole                    86187
Newell Rubbermaid Inc Com      COM              651229106      291    18000 SH       Sole                    18000
Nextera Energy Inc.            COM              65339F101      244     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108      400     5484 SH       Sole                     5484
Pepsico Inc.                   COM              713448108     3638    54830 SH       Sole                    54830
Pfizer Inc.                    COM              717081103      869    40162 SH       Sole                    40162
Philip Morris Intl Inc Com     COM              718172109     1012    12900 SH       Sole                    12900
Plum Creek Timber Co.          COM              729251108      366    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6340    95040 SH       Sole                    95040
Schlumberger                   COM              806857108     3856    56445 SH       Sole                    56445
Southwestern Energy Co.        COM              845467109     2288    71625 SH       Sole                    71625
Staples Inc.                   COM              855030102     4181   301034 SH       Sole                   301034
Target Corp                    COM              87612E106     3517    68665 SH       Sole                    68665
Verizon Communications         COM              92343V104      292     7269 SH       Sole                     7269
Walgreen Co.                   COM              931422109     3455   104510 SH       Sole                   104510
Money Mkt Obligs Tr Autcash Mg                                  86    85951 SH       Sole                    85951